Loans (Details) ¥ in Millions										6 Months Ended
	Mar. 23, 2026 USD ($)	Sep. 16, 2025 USD ($)	Sep. 16, 2025 CNY (¥)	Jun. 19, 2025 USD ($)	Jun. 19, 2025 CNY (¥)	Mar. 24, 2025 USD ($)	Mar. 24, 2025 CNY (¥)	Jan. 22, 2025 USD ($)	Jan. 22, 2025 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 23, 2026 CNY (¥)	Sep. 16, 2025 CNY (¥)	Jun. 19, 2025 CNY (¥)	Mar. 24, 2025 CNY (¥)	Jan. 22, 2025 CNY (¥)
Loans [Line Items]
Borrowing amount		$ 618,325											¥ 4.2
Interest expenses										$ 110,603	$ 74,745
Huaxia Bank [Member]
Loans [Line Items]
Borrowing amount						$ 428,844									¥ 3.0
Maturity date						Mar. 24, 2026	Mar. 24, 2026
Fixed interest rate						3.50%									3.50%
Bank of China [Member]
Loans [Line Items]
Borrowing amount	$ 368,051											¥ 2.5
Maturity date	Mar. 23, 2027
Fixed interest rate	3.00%											3.00%
Tianshan Rural Commercial Bank [Member]
Loans [Line Items]
Borrowing amount						$ 1,472,203		$ 1,766,644							¥ 10.0	¥ 12.0
Maturity date						Mar. 23, 2027	Mar. 23, 2027	Jan. 19, 2028	Jan. 19, 2028
Fixed interest rate						4.50%		5.00%							4.50%	5.00%
Installment payment						$ 29,444	¥ 0.2	$ 88,332	¥ 0.6
Tianshan Rural Commercial Bank [Member] | Mr. Gang Li [Member]
Loans [Line Items]
Installment payment						$ 1,383,871	¥ 9.4	$ 1,324,983	¥ 9.0
Bank of China [Member]
Loans [Line Items]
Borrowing amount				$ 1,472,203										¥ 10.0
Maturity date		Sep. 15, 2028	Sep. 15, 2028	Jun. 19, 2027	Jun. 19, 2027
Installment payment		$ 29,444	¥ 0.2	$ 1,339,705	¥ 0.3
Last installment to be paid		$ 471,105											¥ 3.2
Bank of China [Member] | Mr. Gang Li [Member]
Loans [Line Items]
Installment payment				$ 44,166	¥ 9.1